Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summarized information about stock options outstanding
Summarized information about stock options outstanding at December 31, 2016 under the 2003 Plan and the 2012 Incentive Plan is as follows.

	Number of options (in thousands)	Weighted average exercise price
Options outstanding at December 31, 2015	2,363	$15.40
Options granted	668	$15.51
Options exercised	(114)	$10.12
Options forfeited	(28)	$19.73
Options expired	(2)	$22.66
Options outstanding at December 31, 2016	2,887	$15.59

Summarized information about outstanding and exercisable stock option

	Options outstanding at December 31, 2016			Options exercisable at December 31, 2016
Range of exercise prices	Shares outstanding (in thousands)	Weighted average remaining contractual life	Weighted average exercise price	Shares exercisable (in thousands)	Weighted average exercise price
$8.18 - $9.55	816	1.30	$8.30	484	$8.35
$10.49 - $17.80	925	2.87	$13.55	302	$10.58
$18.77 - $22.70	862	3.05	$21.84	65	$21.21
$23.40 - $27.33	284	2.26	$24.22	112	$23.49

Summary of the non-vested restricted stock and restricted stock units
A summary of the non-vested restricted stock and restricted stock units as of December 31, 2016 is presented below (in thousands, except fair value).

	Restricted Stock		Restricted Stock Units
Non-vested restricted stock and restricted stock units	Shares	Weighted average fair value	Shares	Weighted average fair value
Non-vested at December 31, 2015	854	$17.64	68	$21.89
Granted	472	$18.55	66	$19.44
Vested	(225)	$16.05	(52)	$19.67
Forfeited	(62)	$20.49	—	—
Non-vested at December 31, 2016	1,039	$18.23	82	$21.32

2003 Stock and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of stock options granted under the Stock and Incentive Plan
The fair value of stock option awards outstanding under the 2003 Plan was estimated using the following weighted average assumptions at December 31, 2016, 2015 and 2014.

	2016	2015	2014
Stock option pricing model	Black Scholes Merton	Black Scholes Merton	Black Scholes Merton
Expected option life	3.14 years	0.39 years	1.51 years
Risk-free interest rate	1.70%	0.64%	0.74%
Volatility	47.07%	91.98%	55.14%
Dividend yield	—%	—%	—%
Estimated forfeiture rate	—%	—%	—%

2012 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of stock options granted under the Stock and Incentive Plan
The weighted average grant date fair value for stock option awards outstanding under the 2012 Incentive Plan was estimated using the following weighted average assumptions during the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Stock option pricing model	Black Scholes Merton	Black Scholes Merton	Black Scholes Merton
Expected option life	3.96 years	4.00 years	3.99 years
Risk-free interest rate	1.08%	1.15%	1.21%
Volatility	45.68%	56.89%	51.47%
Dividend yield	—%	—%	—%
Estimated forfeiture rate	1.16%	3.21%	4.28%
Weighted average fair value of stock option awards granted during the year	$5.65	$9.90	$9.45